SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 2,100,374
Purchase price	5,964,000
Fortium Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Current assets – inventory and deposits	113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843
Purchase price	$ 5,964,000